SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Shares subject to the employee share purchase plan	1,048,635	1,156,437
Total	65,719,181	64,050,412
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	51,160,822	50,773,337
Employee Stock Option
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	2,653,964	3,164,395
2021 plan
Class of Stock [Line Items]
Shares available for future grants under the plan	10,841,262	8,941,243
2024 Foundation plan
Class of Stock [Line Items]
Shares available for future grants under the plan	14,498	15,000